Accounting Policies	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Accounting Policies
ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements do not include all of the disclosures required in the annual consolidated financial statements, and should be read in conjunction with our annual financial statements for the year ended December 31, 2015 in our recently filed Form 20-F/A.

The nine months ended September 30, 2016 includes out of period corrections of (i) $13.2 million for capitalized borrowing costs resulting in a reduction to ''Interest expense'' (vessel operations segment) in the consolidated statements of income and an increase to ''Asset under development'' (FLNG segment) of $13.2 million in the consolidated balance sheet and (ii) $5.8 million pertaining to the amortization of deferred financing costs, resulting in an increase to ''Other financial items, net'' in the consolidated statements of income and an increase in "Long-term debt" in the consolidated balance sheet. Management believes these out of period corrections are not material to the current period condensed consolidated financial statements or any previously issued financial statements and are not expected to be material to the annual consolidated financial statements for the year ending December 31, 2016.

Significant accounting policies
The accounting policies adopted in the preparation of the condensed consolidated financial statements for the nine months ended September 30, 2016 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2015.

Use of estimates
The preparation of financial statements in accordance with the United States Generally Accepted Accounting Principles ("US GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Receivables, including loans and accounts receivables, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. We establish reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, we consider the financial condition of the customer/borrower as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being irrecoverable are written off.

As of September 30, 2016, we leased six vessels under finance leases from wholly-owned special purpose vehicles (“lessor SPVs”) of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these lessor SPVs, we have determined that we are the primary beneficiary of these entities and accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short-term and long-term debt, restricted cash, short-term receivables, interest expense and assets (liabilities) held-for-sale. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.